Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

In February 2015, North Atlantic Drilling received approval from its Norwegian Bondholders to amend the Bond Agreement for its NOK1,500 million Senior Unsecured Bond. Under the terms of the agreement, Seadrill has provided a guarantee for the Bond Issue in exchange for amendments to the covenant package, principally replacing the current financial covenants with the financial covenants within Seadrill's NOK bonds. Refer also to "Note 16 Long-term interest bearing debt and interest expenses and Note 23 Related party transactions."

In February 2015, North Atlantic Drilling received approval to amend its $2,000 million Senior Secured Credit Facility.  Under the terms of the agreement, Seadrill has provided a guarantee for the credit facility in exchange for amendments to the covenant package, principally replacing the existing financial covenants with financial covenants within Seadrill's secured credit facilities. Refer also to "Note 16 Long-term interest bearing debt and interest expenses and Note 23 Related party transactions."

In February 2015, North Atlantic Drilling received approval to amend its $475 million Credit Facility.  Under the terms of the agreement, Seadrill has provided a guarantee for the facility in exchange for amendments to the covenant package, principally replacing financial covenants with financial covenants within Seadrill's secured credit facilities. Refer also to "Note 16 Long-term interest bearing debt and interest expenses and Note 23 Related party transactions."

On March 13, 2015, North Atlantic Drilling has received a notice of termination from Rosneft of the service order for the West Navigator in connection with the Framework Agreement. The drillship was indicatively scheduled to commence operations under its five-year contract with Rosneft during the summer of 2015.

On March 24, 2015, North Atlantic Drilling received a notice of termination from Rosneft of the service order for the Energy Endeavor, a jackup rig owned by the related party Northern Offshore, in connection with the Framework Agreement. The rig was indicatively scheduled to commence operations under its two and a half year contract with Rosneft during the summer of 2015. Backlog related to this service order has never been included in NADL’s contract backlog.

Rosneft Framework Agreement
On May 26, 2014, North Atlantic Drilling entered into an Investment and Co-Operation Agreement with Seadrill and Rosneft to pursue onshore and offshore growth opportunities in the Russian market.
In connection with the Investment and Co-Operation Agreement, on August 20, 2014, North Atlantic Drilling entered into a Framework Agreement with Seadrill and Rosneft, pursuant to which Rosneft agreed to sell, and North Atlantic Drilling agreed to purchase, 100% of the capital of Rosneft’s Russian land drilling subsidiary, RN Burenie LLC, together with its subsidiaries, in exchange for such number of newly issued common shares of North Atlantic Drilling, based on an agreed share price of $9.25 per share, as payment of the agreed purchase price, subject to certain cash adjustments. As part of this transaction, Rosneft has agreed to purchase additional shares in North Atlantic Drilling at closing, at the same price, to increase its aggregate ownership interest in North Atlantic Drilling to at least 30%. In addition, the Framework Agreement provides that Rosneft is entitled to receive additional shares of North Atlantic Drilling following the commencement of certain offshore drilling contracts awarded by Rosneft to us. The Framework Agreement also provides that Seadrill and Rosneft will enter into a Shareholder Agreement to reflect certain agreements relating to North Atlantic Drilling and the shares owned by Seadrill and Rosneft in North Atlantic Drilling, including, among other things, certain restrictions on such stockholders’ rights to vote, standstill restrictions and rights of first refusal. The Framework Agreement also contains customary closing conditions, including the necessary corporate approvals from Rosneft, and certain termination rights.
The original Framework Agreement provided for a closing date of no earlier than November 10, 2014, and that the agreement would terminate if the transaction had not closed by December 31, 2014. On November 7, 2014 the parties mutually agreed to extend the date of termination of the Framework Agreement until May 31, 2015, and on April 16, 2015, the parties mutually agreed to further extend the date of termination of the Framework Agreement until May 31, 2017, whereby both parties can effectively terminate the Framework Agreement and / or any offshore drilling contracts at any time prior to May 31, 2017 at no cost. The parties have agreed to use their reasonable endeavours to renegotiate, by no later than May 31, 2017, the terms of the transactions contemplated in the Framework Agreement, the characteristics of the transactions contemplated in the Framework Agreement, and the terms of the related offshore drilling contracts. During this time, North Atlantic Drilling is permitted to market its offshore drilling rigs subject to existing drilling contracts with Rosneft, enter into binding contracts with third parties in respect of those rigs, delay the mobilization of those rigs under the Rosneft contracts in order to comply with the terms of any contracts with third parties, delay the construction or delivery of any of those rigs, and extend the construction period or shipyard stay of any of those rigs.
North Atlantic Drilling can provide no assurances that it will be able to reach an agreement with Rosneft by May 31, 2017. Even if an agreement is reached, the terms of such agreement may differ materially from the terms contemplated in the original Framework Agreement as summarized herein.